OTHER CURRENT LIABILITIES	9 Months Ended
Mar. 27, 2021
Other Liabilities Disclosure [Abstract]
OTHER CURRENT LIABILITIES

10.	OTHER CURRENT LIABILITIES

As of March 27, 2021 and June 27, 2020, other current liabilities consist of the following:

	March 27,	June 27,
	2021	2020

Accrued Interest Payable	$790,906	$9,051,650
Contingent Consideration	87,893	8,951,801
Derivatives	5,707,715	546,076
Other Current Liabilities	14,135,611	1,728,854

Total Other Current Liabilities	$20,722,125	$20,278,381

Contingent Consideration

Contingent consideration recorded relates to a business acquisition during the year ended June 27, 2020. The contingent consideration related to the acquisition of One Love Beach Club is based upon fair value of the additional shares required to be paid upon the expiration of the lock-up and is based upon the fair market value of the Company’s trading stock and is considered a Level 1 categorization in the fair value hierarchy. Contingent consideration classified as a liability and measured at fair value in accordance with ASC 480, “Distinguishing Liabilities from Equity” (“ASC 480”). The contingent consideration is remeasured at fair value at each reporting period with changes recorded in profit and loss in the unaudited interim Condensed Consolidated Statements of Operations. During the nine months ended March 27, 2021, the lock-up period expired and the contingent consideration was reclassified as other current liabilities on the unaudited interim Condensed Consolidated Balance Sheets as of March 27, 2021.

Derivative Liabilities

During the three months ended March 27, 2021, the Company issued the 50,000,000 warrants related to a private placement. The exercise price of the warrants is denominated in Canadian dollars. See “Note 14 - Shareholders’ Equity – Private Placement” for further information. Upon the analysis of the warrants issued under ASC 815, “Derivatives and Hedging” (“ASC 815”), the Company determined that the warrants are to be accounted as derivative liabilities.

The following are the warrants issued related to the financing transactions that were accounted for as derivative liabilities:

	Number of Warrants

September Bought Deal Equity Financing	7,840,909
December Bought Deal Equity Financing	13,640,000
March 2021 Private Placement	50,000,000	(1) (2)

	71,480,909

(1)	During the three months ended March 27, 2021, the Company issued 50,000,000 warrants for Subordinate Voting Shares with an exercise price of C$0.50 per warrant and an expiration date of March 27, 2024. The exercise price of the warrants was denominated in a price other than the Company’s functional currency. In accordance with ASC 815, a share warrant denominated in a price other than the functional currency of the Company fails to meet the definition of equity. Accordingly, such a contract or instrument would be accounted for as derivative liabilities and measured at fair value with changes in fair value recognized in the unaudited interim Condensed Consolidated Statements of Operations at each period-end.

(2)	See “Note 14 - Shareholders’ Equity – Private Placement” for further information.

A reconciliation of the beginning and ending balance of derivative liabilities and change in fair value of derivative liabilities for the nine months ended March 27, 2021 is as follows:

March 27,
2021

Balance at Beginning of Period	$546,076

Initial Recognition of Derivative Liabilities	7,228,134
Change in Fair Value of Derivative Liabilities	(2,066,495)

Balance at End of Period	$5,707,715

The fair value of the September and December bought deal warrants was measured based on Level 1 inputs on the fair value hierarchy since there are quoted prices in active markets for these warrants. The Company used the closing price of the publicly-traded warrants to estimate fair value of the derivative liability as of March 27, 2021 for those warrants. The fair value of the March 2021 private placement warrants was measured based on Level 3 inputs on the fair value hierarchy using the Black-Scholes Option pricing model using the following variables:

Expected Stock Price Volatility	90.01%
Risk-Free Annual Interest Rate	0.06%
Expected Life	1.00
Share Price	0.33
Exercise Price	0.40